Reporting Entity, Nature of Operations and Going Concern Uncertainty (Tables)	9 Months Ended
Jun. 30, 2024
Reporting Entity, Nature of Operations and Going Concern Uncertainty [Abstract]
Schedule of Subsidiaries

The Company’s subsidiaries are as follows:

Name of subsidiary	Place of incorporation and operation	Proportion of ownership interest held by the Company
		June 30, 2024	September 30, 2023
LeddarTech USA Inc	U.S.	100%	100%
LeddarTech (Shenzhen) Sensing Technology Co., Ltd	China	100%	100%
Vayavision Sensing, Ltd. (“Vayavision”)(1)	Israel	100%	60%
LeddarTech Germany GmbH	Germany	100%	100%

(1)      As of November 1, 2023, the Company exercised its call option to acquire its remaining participation in Vayavision (Note 9).